Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation.
Schedule of share-based compensation expense by type of award

	Years ended December 31,
	2010	2011	2012
Share options	$170,446	$1,654,630	$792,691
Non-vested restricted shares	—	342,123	1,413,789

Total share-based compensation	$170,446	$1,996,753	$2,206,480

Schedule of key assumptions used to estimate grant date fair value of options granted

	2010	2011	2012
Risk-free interest rate	3.36%	1.11%-2.61%	2.51%-3.04%
Expected term	6.25 years	6-6.25 years	—
Contractual term	—	—	8.78-10 years
Expected volatility rate	51.00%	55.00%-60.00%	54.57%-57.16%
Dividend yield	0%	0%	0%

Summary of option activity and information regarding options outstanding

	Number of options	Weighted average exercise price	Weighted Average remaining contract terms	Aggregate intrinsic value
Options outstanding at January 1, 2012	73,731,300	$0.22
Granted	23,440,000	$0.23
Forfeited	(11,820,160)	$0.23
Conversion to restricted shares	(28,790,000)	$0.41
Exercised	(9,639,780)	$0.06

Options outstanding at December 31, 2012	46,921,360	$0.14	8.3 years	2,849,876

Options vested or expected to vest at December 31, 2012	44,575,292	$0.14	8.3 years	2,707,382

Options exercisable at December 31, 2012	10,940,110	$0.07	7.3 years	1,207,558

Summary of non-vested restricted shares activities under share incentive plan and information regarding restricted shares outstanding

	Number of Non-vested Restricted Shares	Weighted average grant-date fair value
Non-vested as of January 1, 2012	4,500,000	0.50
Granted	400,000	0.24
Granted to replace existing options	9,596,718	0.67
Forfeited	(2,266,698)	0.59
Vested	(3,580,372)	0.61

Non-vested as of December 31, 2012	8,649,648	0.60